Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Feb. 02, 2013	Oct. 20, 2012	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	Jul. 02, 2013 Subsequent Event [Member]	Jul. 02, 2013 Subsequent Event [Member] Mr. Friedman [Member] 2012 Equity Replacement Plan [Member]	Jul. 02, 2013 Subsequent Event [Member] Mr. Friedman [Member] 2012 Equity Replacement Plan [Member] Minimum [Member]	Jul. 02, 2013 Subsequent Event [Member] Mr. Friedman [Member] 2012 Equity Replacement Plan [Member] Maximum [Member]
Subsequent Event [Line Items]
Options granted	8,159,577				1,000,000
Unrecognized non-cash stock compensation charge	$ 0.5		$ 16.4			$ 30.0	$ 35.0
Parent Company's investment in initial public offering		5.0
Write-down of receivables due to acquisition				$ 0.3